Investments in Affiliates - Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Financial information
Current assets	¥ 5,516,810		¥ 6,703,162		$ 865,709
Current liabilities	2,283,038		1,881,095		358,258
Net income (loss)	1,306,081	$ 204,952	(743,522)	¥ 863,759
The Group's equity method investments assuming 100% ownership
Financial information
Current assets	5,356,698		3,586,516		840,583
Non-current assets	32,633,598		33,138,315		5,120,924
Current liabilities	1,788,077		1,439,746		280,588
Non-current liabilities	376,544				$ 59,088
Revenues	225,559	35,395	670,878	2,177,056
Income (loss) from operations	(554,579)	(87,025)	72,683	470,278
Net realized and unrealized gains from investments	5,107,283	801,444	3,582,239	632,934
Net income (loss)	¥ 4,505,646	$ 707,034	¥ 3,654,922	¥ 1,109,261